Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.663%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,619,122.24

Principal:
Principal Collections	$29,306,731.29
Prepayments in Full	$16,601,114.31
Liquidation Proceeds	$616,461.74
Recoveries	$43,178.38
Sub Total	$46,567,485.72
Collections	$50,186,607.96

Purchase Amounts:
Purchase Amounts Related to Principal	$231,247.68
Purchase Amounts Related to Interest	$818.42
Sub Total	$232,066.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,418,674.06

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,418,674.06
Servicing Fee	$1,035,279.87	$1,035,279.87	$0.00	$0.00	$49,383,394.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$49,383,394.19
Interest - Class A-2a Notes	$105,563.05	$105,563.05	$0.00	$0.00	$49,277,831.14
Interest - Class A-2b Notes	$81,871.38	$81,871.38	$0.00	$0.00	$49,195,959.76
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$48,627,753.09
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$48,453,176.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,453,176.26
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$48,359,217.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,359,217.26
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$48,291,351.84
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,291,351.84
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$48,208,132.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,208,132.26
Regular Principal Payment	$43,856,687.74	$43,856,687.74	$0.00	$0.00	$4,351,444.52
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,351,444.52
Residual Released to Depositor	$0.00	$4,351,444.52	$0.00	$0.00	$0.00
Total		$50,418,674.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$43,856,687.74
Total					$43,856,687.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,158,344.94	$74.33	$105,563.05	$0.32	$24,263,907.99	$74.65
Class A-2b Notes	$19,698,342.80	$74.33	$81,871.38	$0.31	$19,780,214.18	$74.64
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$43,856,687.74	$23.34	$1,175,261.93	$0.63	$45,031,949.67	$23.97

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$175,938,413.26	0.5413490	$151,780,068.32	0.4670156
Class A-2b Notes	$143,457,475.44	0.5413490	$123,759,132.64	0.4670156
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,168,755,888.70	0.6218904	$1,124,899,200.96	0.5985544

Pool Information
Weighted Average APR	3.580%	3.568%
Weighted Average Remaining Term	46.18	45.35
Number of Receivables Outstanding	64,113	62,697
Pool Balance	$1,242,335,848.32	$1,195,039,129.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,177,683,935.86	$1,133,117,797.35
Pool Factor	0.6399181	0.6155559

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$17,925,586.95
Yield Supplement Overcollateralization Amount	$61,921,332.39
Targeted Overcollateralization Amount	$70,139,928.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,139,928.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		139	$541,163.56
(Recoveries)		52	$43,178.38
Net Loss for Current Collection Period			$497,985.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4810%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4381%
Second Prior Collection Period			0.3315%
Prior Collection Period			0.4377%
Current Collection Period			0.4903%
Four Month Average (Current and Prior Three Collection Periods)			0.4244%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,138	$4,367,880.22
(Cumulative Recoveries)			$240,791.45
Cumulative Net Loss for All Collection Periods			$4,127,088.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2126%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,042.97
Average Net Loss for Receivables that have experienced a Realized Loss			$1,930.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.89%	485	$10,690,281.00
61-90 Days Delinquent	0.15%	75	$1,743,614.37
91-120 Days Delinquent	0.03%	13	$400,645.79
Over 120 Days Delinquent	0.03%	14	$341,423.18
Total Delinquent Receivables	1.10%	587	$13,175,964.34

Repossession Inventory:
Repossessed in the Current Collection Period		32	$642,795.06
Total Repossessed Inventory		55	$1,395,616.35

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1581%
Prior Collection Period			0.1295%
Current Collection Period			0.1627%
Three Month Average			0.1501%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer